Provision for Income Taxes - Schedule of Components of Income Tax Expense Benefit (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Current income tax expense	$ 802,472	$ 714,072
Deferred income tax benefit	(150,637)	(374,068)	(300,269)	(61,320)
Income tax expense	$ 651,835	$ 340,004	$ 2,371,158	$ 1,474,820